Other Assets (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets	Other assets consist of the following:
	December 31,
	2015	2014
Nissan chargers	$—	$462,552
Deposits	73,513	69,001
Inventory conversion costs	51,716	28,307
Other	6,814	9,843
	$132,043	$569,703